Organization (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Total Assets	$ 123,464	$ 183,097
LIABILITIES AND STOCKHOLDERS' EQUITY
Total Current Liabilities	2,610,773	2,452,951
Total Liabilities	2,610,773	2,452,951
Total Equity	(3,566,872)	(3,349,417)
Total Liabilities and Stockholders' Equity	123,464	183,097
Beijing Guangwang Hetong [Member]
ASSETS
Total Current Assets	3,954,810	4,225,226
Total Assets	3,954,810	4,225,226
LIABILITIES AND STOCKHOLDERS' EQUITY
Total Current Liabilities	2,288,792	2,445,076
Total Liabilities	2,288,792	2,445,076
Total Equity	1,666,018	1,780,150
Total Liabilities and Stockholders' Equity	$ 3,954,810	$ 4,225,226